Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-11-23
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

On November 23, 2023, the Board of Directors adopted a clawback policy which provides for the recovery of certain executive compensation in the event of an accounting restatement resulting from material non-compliance with financial reporting requirements under the federal securities laws. Since the adoption of this policy, there have been no accounting restatements, nor is there any compensation to be recovered. A copy of the Clawback Policy has been filed as Exhibit 97 to Form 6-K filed with the SEC on November 30, 2023.